Offerings - Offering: 1	Mar. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.001 per share
Amount Registered | shares	3,331,000
Proposed Maximum Offering Price per Unit	14.63
Maximum Aggregate Offering Price	$ 48,732,530
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,460.95
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional ordinary shares of Adient plc (the “Registrant”) that become issuable under the Adient plc 2021 Omnibus Incentive Plan, as Amended and Restated Effective as of March 11, 2025 (the “Plan”), in accordance with the adjustment and anti-dilution provisions of the Plan.
(2)Estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee based on a per share price of $14.63, the average of the high and low price per share of the Registrant’s ordinary shares on March 5, 2025, as reported on the New York Stock Exchange.
(3)Represents additional shares of the Registrant’s ordinary shares issuable under the Plan.